BALANCE SHEETS (USD $)	Sep. 30, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 8,580,242	$ 8,315,644
Restricted cash	1,630,143	3,864,411
Accounts receivable	632,338	179,107
Accrued interest income	1,211	3,898
Prepaid expenses and other current assets	58,453	29,368
Escrowed Senior Note funds		7,870,000
Total current assets	10,902,387	20,262,428
Property and Equipment
Equipment and tooling	1,119,612	887,607
Leasehold improvements	787,248	240,411
Computers, network and phones	228,507	210,816
Furniture and fixtures	146,929	117,896
Trade show booth	25,521	7,341
Property and Equipment	2,307,817	1,464,071
Less: accumulated depreciation	522,769	422,586
Property and equipment, net	1,785,048	1,041,485
Other Assets
Intangible assets, net of amortization of $723,109 and $596,839, respectively	7,938,997	8,317,810
Deferred financing costs, net of amortization of $280,389 and $157,291, respectively	1,517,916	1,887,210
Prepaid royalties	100,000	100,000
Total other assets	9,556,913	10,305,020
ASSETS	22,244,348	31,608,933
Current Liabilities
Accounts payable and accrued expenses	840,821	762,523
Accrued interest payable	700,000	700,000
Derivative liabilities – fair value of warrants	829,905	1,157,823
Total current liabilities	2,370,726	2,620,346
Long-Term Liabilities
Senior Notes	30,000,000	30,000,000
Total long-term liabilities	30,000,000	30,000,000
Total liabilities	32,370,726	32,620,346
Preferred stock $.01 par value: 10,000,000 shares authorized:
Common stock $.001 par value; 90,000,000 shares authorized; 12,949,189 and 13,091,507 issued and outstanding, respectively	12,862	13,092
Additional paid-in capital	71,112,672	71,344,241
Accumulated deficit	(81,349,246)	(72,466,080)
Total shareholders’ deficiency	(10,126,378)	(1,011,413)
Total liabilities and shareholders’ deficiency	22,244,348	31,608,933
Series A Preferred Stock
Preferred stock $.01 par value: 10,000,000 shares authorized:
Preferred Stock, Value Issued	66,682	66,682
Series B Preferred Stock
Preferred stock $.01 par value: 10,000,000 shares authorized:
Preferred Stock, Value Issued	14,937	14,937
Series C Preferred Stock
Preferred stock $.01 par value: 10,000,000 shares authorized:
Preferred Stock, Value Issued	$ 15,715	$ 15,715